Income Taxes (Details) - Schedule of Statutory Federal Income Tax Rate to Effective Tax Rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Statutory Federal Income Tax Rate to Effective Tax Rate [Abstract]
U.S. statutory federal rate	21.00%	21.00%
State income taxes, net of federal tax	7.10%	7.00%
Permanent differences	0.10%	(2.50%)
Prior year true-ups	(10.90%)	(2.70%)
R&D tax credit	3.70%	0.10%
Change in valuation allowance	(21.00%)	(22.90%)
Income tax provision (benefit)